Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	£ 4,363	£ 4,630
Derivative financial instruments	5,170	5,787
Total financial liabilities carried at fair value	9,533	10,417
Level 1 £m
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	0	0
Derivative financial instruments	0	0
Total financial liabilities carried at fair value	0	0
Level 2 £m
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	4,345	4,608
Derivative financial instruments	5,043	5,644
Total financial liabilities carried at fair value	9,388	10,252
Level 3 £m
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	18	22
Derivative financial instruments	127	143
Total financial liabilities carried at fair value	£ 145	£ 165